Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consist of the following:

	December 31, 2025	December 31, 2024
Finished	$1,103,685	$1,175,241

As of December 31, 2024 and December 31, 2025, the company has not made any provision for inventory impairment.